S000024145 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI® All Country World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	2.76%	3.25%
MULTI-MANAGER GLOBAL REAL ESTATE FUND
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	1.79%	3.53%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	0.96%	1.96%
MULTI-MANAGER GLOBAL REAL ESTATE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.30%	1.12%	2.15%